Revenue, operating profit and segment analysis - Summary of analysis of revenue by geographical origin (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas
Revenue	£ 8,553	£ 7,244	£ 7,110	£ 7,874	£ 7,492
North America
Disclosure Of Geographical Areas
Revenue	5,002	4,204	4,192
Europe
Disclosure Of Geographical Areas
Revenue	2,974	2,547	2,436
United Kingdom
Disclosure Of Geographical Areas
Revenue	1,481	1,248	1,176
Rest of world
Disclosure Of Geographical Areas
Revenue	£ 577	£ 493	£ 482